Severance, acquisition and other costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) position	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Severance Costs [Line Items]
Severance		$ (134)	$ (83)
Acquisition and other		(66)	(11)
Total severance, acquisition and other costs		$ (200)	$ (94)
Announcing or commencing implementation of major restructuring | Forecast
Severance Costs [Line Items]
Severance	$ (400)
Workforce reduction, number of positions eliminated | position	4,800
Workforce reduction, percentage of positions eliminated	9.00%